Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	€ 1,889,433	€ 1,007,723
Trade accounts and other receivables	3,448,171	3,421,346
Accounts receivable from related parties	133,214	159,196
Inventories	1,840,855	1,663,278
Other current assets	869,848	913,603
Total current assets	8,181,521	7,165,146
Property, plant and equipment	4,193,855	4,190,281
Right-of-use assets	4,428,423	4,325,115
Intangible assets	1,447,308	1,426,330
Goodwill	14,060,205	14,017,255
Deferred taxes	391,344	361,196
Investment in equity method investees	686,025	696,872
Other non-current assets	801,172	752,540
Total non-current assets	26,008,332	25,769,589
Total assets	34,189,853	32,934,735
Liabilities
Accounts payable	678,121	716,526
Accounts payable to related parties	135,309	118,663
Current provisions and other current liabilities	4,091,404	2,864,250
Short-term debt	875,631	1,149,988
Short-term debt from related parties	3,000	21,865
Current portion of long-term debt	1,512,658	1,447,239
Current portion of long-term lease liabilities	622,321	622,227
Current portion of long-term lease liabilities from related parties	20,592	16,514
Income tax payable	124,977	101,793
Total current liabilities	8,064,013	7,059,065
Long-term debt, less current portion	6,273,995	6,458,318
Long-term lease liabilities, less current portion	4,039,325	3,959,865
Long-term lease liabilities from related parties, less current portion	129,995	106,432
Non-current provisions and other non-current liabilities	743,293	616,916
Pension liabilities	708,991	689,195
Income tax payable	87,185	78,005
Deferred taxes	820,434	739,702
Total non-current liabilities	12,803,218	12,648,433
Total liabilities	20,867,231	19,707,498
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 374,165,226 shares authorized, 304,607,990 issued and 292,812,888 outstanding as of June 30, 2020 and 374,165,226 shares authorized, 304,436,876 issued and 298,329,247 outstanding as of December 31, 2019	304,608	304,437
Treasury stock, at cost	(736,490)	(370,502)
Additional paid-in capital	3,590,176	3,607,662
Retained earnings	10,077,917	9,454,861
Accumulated other comprehensive income (loss)	(1,110,614)	(1,038,545)
Total FMC-AG & Co. KGaA shareholders' equity	12,125,597	11,957,913
Noncontrolling interests	1,197,025	1,269,324
Total equity	13,322,622	13,227,237
Total liabilities and equity	€ 34,189,853	€ 32,934,735